Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Basic and diluted earnings per share
	2023			2022¹			2021
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[2]	22,432	19,478	1.15	14,346	19,849	0.72	12,607	20,197	0.62
Effect of dilutive potential ordinary shares		122			137			105
Diluted[2]	22,432	19,600	1.14	14,346	19,986	0.72	12,607	20,302	0.62
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.
2Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).